MINERAL PROPERTIES (Details Narrative) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended
	May 31, 2014	Aug. 31, 2013	Sep. 02, 2011 September 2011 Mineral Properties Lease Texas General Land Office - Hudspeth County, TX [Member] acre	Nov. 01, 2011 November 2011 Mineral Properties Lease State of Texas - Hudspeth County, TX [Member] acre	Aug. 31, 2013 November 2011 Mineral Properties Lease State of Texas - Hudspeth County, TX [Member]	Aug. 31, 2013 Southwest Range & Wildlife Foundation, Inc. Southwest Range and Wildlife Foundation, Inc. [Member]	Sep. 02, 2011 Round Top Project - Hudspeth County, TX September 2011 Mineral Properties Lease	Aug. 31, 2013 Round Top Project - Hudspeth County, TX September 2011 Mineral Properties Lease acre	Aug. 31, 2011 Round Top Project - Hudspeth County, TX September 2011 Mineral Properties Lease	Apr. 30, 2011 Round Top Project - Hudspeth County, TX September 2011 Mineral Properties Lease	Nov. 01, 2011 Round Top Project - Hudspeth County, TX November 2011 Mineral Properties Lease	Aug. 31, 2013 Round Top Project - Hudspeth County, TX November 2011 Mineral Properties Lease acre	Mar. 06, 2013 Hudspeth County, TX Southwest Range & Wildlife Foundation, Inc. acre
Lease acreage			860	90				860				90	54,990.11
[custom:LeaseTerm]		19 years	19 years	19 years			19 years
Lease bonus			$ 142,518					$ 197,800
Lease bonus paid			44,718	20,700			35,000			65,000	20,700
Lease bonus due upon filing of supplemental plan of operations to conduct mining			97,800					97,800
Minimum advance royalty due upon sale of minerals			500,000	50,000				500,000				50,000
Production royalty of market value of uranium and fissionable materials			8.00%	8.00%			8.00%				8.00%
Production royalty of market value of other minerals			6.25%	6.25%			6.25%				6.25%
Delay rental paid					4,500			44,718	44,718			4,500
Cash paid for lease assignment													500,000
Shares issued for lease													1,063,830
Periodic payment	$ 45,000	$ 45,000											$ 45,000
Interest rate (imputed)	5.00%	5.00%											5.00%
Number of payments	9					9							10